Notes to the Profit or Loss Statement - Schedule of Deferred Tax Assets and Deferred Tax Liabilities (Detail)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	€ 132,806,097		€ 0
Deferred Tax Liability	5,057,000		0
Leases [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	824,000		1,000
Deferred Tax Liability	787,000		448,000
Intangible asset [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	8,753,000		8,138,000
Deferred Tax Liability	517,000		1,351,000
Receivables and other assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	1,099,000		0
Deferred Tax Liability	211,000		55,000
Other provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	2,581,000		0
Deferred Tax Liability	2,723,000		9,778,000
Other liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	0		0
Deferred Tax Liability	980,000		350,000
Tax Losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	0		3,843,000
Deferred Tax Liability	0		0
Offsetting [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset	(19,670,000)		(11,982,000)
Deferred Tax Liability	€ (19,670,000)		€ (11,982,000)
Collaborations [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset | $		$ 137,778		$ 0
Deferred Tax Liability | $		5,475		0
Convertible Bonds [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset | $		113		0
Deferred Tax Liability | $		13,653		0
Inventories [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset | $		1,328		0
Deferred Tax Liability | $		0		0
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset | $		0		0
Deferred Tax Liability | $		$ 381		$ 0